Principal Accounting Policies - Revenues disaggregated by products and services (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Revenues disaggregated by products and services
Revenues	¥ 1,208,845	$ 185,263	¥ 1,327,781	[1]	¥ 1,376,281	[1]
Net advertising services
Revenues disaggregated by products and services
Revenues	1,113,017	170,577	1,194,761		1,198,150
Paid services
Revenues disaggregated by products and services
Revenues	95,828	14,686	133,020		178,131
Revenues from paid contents
Revenues disaggregated by products and services
Revenues	46,175	7,077	71,144		94,066
Revenues from games
Revenues disaggregated by products and services
Revenues	161	25	13,833		14,727
Revenues from MVAS
Revenues disaggregated by products and services
Revenues	13,083	2,005	18,499		55,037
Revenues from others
Revenues disaggregated by products and services
Revenues	¥ 36,409	$ 5,579	¥ 29,544		¥ 14,301

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):